CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
REVENUES	$ 6,796	$ 11,339
COST OF REVENUES	2,573	5,004
GROSS PROFIT	4,223	6,335
OPERATING EXPENSES
Research and development, net	987	1,818
Sales and marketing	973	1,791
General and administration	1,453	2,015
Other expenses (income)	45	1
Total operating expenses	3,458	5,625
OPERATING (LOSS) INCOME	765	710
FINANCIAL EXPENSES (INCOME), NET	1,141	910
LOSS BEFORE INCOME TAX	(376)	(200)
INCOME TAX BENEFIT		78
NET LOSS FOR THE PERIOD	$ (376)	$ (122)
NET LOSS PER SHARE
Basic	$ (0.02)	$ (0.01)
Diluted	$ (0.02)	$ (0.01)
Weighted average number of ordinary shares used in computing basic net loss per share	16,214,228	16,141,286
Weighted average number of ordinary shares used in computing diluted net loss per share	16,214,228	16,141,286